Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2013
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

7. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets as of December 31, 2013 and 2012, consisted of the following:

	2013	2012
Prepaid insurance	$8,418	$8,157
Prepaid marketing and advertising costs	6,817	2,500
Deferred offering costs	—	3,665
Other	4,378	3,495

Total prepaid expenses and other current assets	$19,613	$17,817